General Information / Summary of Significant Accounting Policies - Additional Information (Detail) € / shares in Units, € in Millions			12 Months Ended
		Jul. 09, 2012 EUR (€) € / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Jan. 01, 2018 EUR (€)	Nov. 03, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Significant Accounting Policies [Line Items]
Likelihood Impairment Goodwill			50.00%
Voting Rights Required For Consolidation Of Subsidiaries			50.00%
Right-of-Use Assets, Non-Current			€ 137.6	€ 113.7	[1]
Additional Cash and Cash Equivalent Related Text			P3M
Contractual Obligation	[2]		€ 8,339.4
Number of Repurchase Commitments				0
Standard product warranty period in months			12 months
Product warranty on certain optic parts period in months			60 months
Fair value based on quoted share prices		€ 3,977.4
Selling price of shares included in the customer co-investment program (in EUR per share) | € / shares		€ 39.91
Fair value of shares issued to participating customers	[3]			€ 28.6		€ 27.9
Operating Lease, Liability, Current			€ 46.3	32.8
Operating Lease, Liability, Noncurrent			93.7	81.0
Accounts Receivable, Net, Noncurrent			150.7	105.5	[4]
Stockholders' Equity Attributable to Parent			11,641.0	10,776.4	[1]	9,972.4		€ 10,691.1		€ 8,454.9
Other assets			€ 806.1	708.2	[1],[4]
Non Resident External Funding Period Description			2013-2017
Share Premium [Member]
Significant Accounting Policies [Line Items]
Fair value of shares issued to participating customers		€ 123.4		28.6	[3]	27.9	[3]
Stockholders' Equity Attributable to Parent			€ 3,741.3			3,693.5				€ 3,070.2
Minimum [Member]
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period			3 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period			1 year
Zeiss High-NA Funding Commitment [Member]
Significant Accounting Policies [Line Items]
Contractual Obligation			€ 795.3	925.5					€ 760.0
Accounting Standards Update 2016-16 [Member]
Significant Accounting Policies [Line Items]
Stockholders' Equity Attributable to Parent								85.0
Other assets								157.0
Increase in deferred tax assets through equity								€ 72.0
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Right-of-Use Assets, Non-Current				114.0		131.0
Operating Lease, Liability, Current				33.0		28.0
Operating Lease, Liability, Noncurrent				81.0		103.0
Accounts Receivable, Net, Noncurrent	[4]			€ 106.0		€ 32.0
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			24.90%

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	3.We have excluded unrecognized tax benefits for an amount of EUR 208.7 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[3]	In 2017 (EUR 28.6 million) and 2016 (EUR 27.9 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares was recognized over the NRE Funding Agreements period (2013-2017).
[4]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.